Fair Value Measurements (Details) - Schedule of assets and liabilities that are measured at fair value - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability - Public Warrants	$ 311,575	$ 4,317,044
Private Placement Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability - Public Warrants	11,675	182,128
Public Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability - Public Warrants	311,575	4,317,044
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets Held-in-trust, Noncurrent	37,570,177	175,719,039
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notes Payable, Related Parties, Current	$ 1,037,272